Basis of Presentation and Summary of Significant Accounting Policies - Impairment of Long-lived Assets, Goodwill and Deferred Offering Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Impairment of Long-Lived Assets Held-for-use	¥ 22,872	¥ 0
Impairment losses for goodwill	0	0	¥ 0
Store operating rights
Property and Equipment, Net
Impairment of Long-Lived Assets Held-for-use	22,738
Leasehold improvements
Property and Equipment, Net
Impairment of Long-Lived Assets Held-for-use	¥ 135	¥ 0	¥ 0